Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Revenues	$ 59,573,508	$ 32,089,993	$ 127,935,501	$ 85,593,786	$ 128,032,397	$ 53,343,310
Net loss attributable to common shareholders	24,706,654	$ 21,397,094	70,826,517	67,335,047	104,874,558	38,501,369
Net cash used in operating activities			8,261,324	$ 20,273,407	32,294,587	56,954,306
Accumulated deficit	$ 233,099,803		$ 233,099,803		$ 162,273,286	73,041,323
Available credit						8,500,000
Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Borrowings subject to note holders approval						$ 5,000,000.0